Shareholders’ Equity (Details)						12 Months Ended
	Jan. 20, 2026 USD ($) $ / shares shares	Nov. 18, 2025 ¥ / shares shares	Oct. 15, 2025 ¥ / shares $ / shares shares	Aug. 27, 2025 USD ($)	Aug. 27, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 JPY (¥) shares	Apr. 30, 2025 JPY (¥) shares	Apr. 30, 2024 JPY (¥) shares	Apr. 30, 2026 JPY (¥) shares	Aug. 27, 2025 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares issued		200,000				33,872,687		15,076,900		33,872,687
Ordinary shares, shares outstanding						33,872,687		15,076,900		33,872,687
Reduction capital shares, increase to additional paid-in-capital (in Yen)						$ 5,063,979	¥ 793,322,924
Issuance of ordinary shares through warrant exercises and acquisition (in Shares)						15,570,835	15,570,835
Issuance of ordinary shares for cash						$ 94,344	¥ 14,779,968		¥ 781,200,000
Class of warrant or right, outstanding						31,648,405				31,648,405
Purchases of warrants | $	$ 2,500,000
Purchases of warrants shares	12,500,000
Warrants price per shares | (per share)	$ 5	¥ 0.416
P series preferred shares, shares issued						53,051,000				53,051,000
P series preferred shares, shares outstanding						53,051,000				53,051,000
Preference shares carrying amount						$ 21,644,500				¥ 3,390,827,370
Purchase price | ¥ / shares		¥ 2,080,000	¥ 5,000,001.76
Net Cash Proceeds						$ 2.05				¥ 321,931,200
Maximum [Member]
Class of Stock [Line Items]
Beneficial ownership		9.99%	9.99%
Minimum [Member]
Class of Stock [Line Items]
Beneficial ownership		4.99%	4.99%
Acquisition of PML [Member]
Class of Stock [Line Items]
Issuance of ordinary shares for acquisition (in Shares)						3,049,000	3,049,000
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding						3,281,640				3,281,640
Class of warrant or right, exercise price of warrants or rights | $ / shares						$ 0.0001
Net Cash Proceeds						$ 4.17				¥ 653,075,244
Ordinary Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			¥ 0.544
Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		5,000,000
Warrants price per shares | ¥ / shares		¥ 0.0001
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued			480,770		175,952	33,872,687		15,076,900		33,872,687	175,952
Ordinary shares, shares outstanding								15,076,900
Issuance of ordinary shares for cash (in Shares)						175,952	175,952		1,200,000
Issuance of ordinary shares for acquisition (in Shares)
Shares issued, price per share | (per share)					¥ 84						$ 0.54
Issuance of ordinary shares for cash				$ 94,344	¥ 14,779,968
Class of warrant or right, outstanding		5,000,000	12,019,235
Warrants price per shares | ¥ / shares		¥ 0.544
Purchase price | ¥ / shares			¥ 0.416
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding			12,019,235
Class of warrant or right, exercise price of warrants or rights | $ / shares			¥ 0.0001
Private Placement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares for cash (in Shares)						175,952	175,952